Total
Columbia Greater China Fund
Summary of the Fund
Investment Objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may be required to pay such brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.

You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the
Choosing a Share Class
section beginning on page 24 of the Fund’s prospectus, in
Appendix A
to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under
Sales Charge Waivers
beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Greater China Fund	Class A		Class C		Class Adv	Class Inst	Class Inst2	Class Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Greater China Fund		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none
Other expenses	[1]	0.29%	0.29%	0.29%	0.29%	0.22%	0.17%
Total annual Fund operating expenses		1.49%	1.24%	2.24%	1.24%	1.17%	1.12%
[1]	Other expenses have been restated to reflect current fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Columbia Greater China Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	718	1,019	1,341	2,252
Class Adv	126	393	681	1,500
Class C	327	700	1,200	2,575
Class Inst	126	393	681	1,500
Class Inst2	119	372	644	1,420
Class Inst3	114	356	617	1,363

Expense Example, No Redemption - Columbia Greater China Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	718	1,019	1,341	2,252
Class Adv	126	393	681	1,500
Class C	227	700	1,200	2,575
Class Inst	126	393	681	1,500
Class Inst2	119	372	644	1,420
Class Inst3	114	356	617	1,363

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Fund’s investments include securities of emerging market issuers. The investment manager determines if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors. The Fund may seek to achieve its objective through investments in, among other instruments, common stocks and depositary receipts.
The Fund may invest in companies that have market capitalizations of any size believed to be undervalued or have the potential for long-term growth. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the communication services and consumer discretionary sectors.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Principal Risks
An investment in the Fund involves risks, including
Market Risk
,
Foreign Securities Risk
,
Geographic Focus Risk
,
Emerging Market Securities Risk
, and
Sector Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.

There is no assurance that the Fund will achieve its investment objective and you may lose money.
The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk.
Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk.
Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Foreign Securities Risk.
Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Focus Risk.
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Greater China.
The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Growth Securities Risk.
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
Small- and Mid-Cap Stock Risk.
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Large-Cap Stock Risk.
Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk.
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Non-Diversified Fund Risk.
 The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the communication services and consumer discretionary sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Communication Services Sector.
The Fund may be more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Consumer Discretionary Sector.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes.
Value Securities Risk.
Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.

The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the
Shareholder Fees
table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the
Average Annual Total Returns
table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2020: 34.64%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2019 20.31% Worst 3rd Quarter 2011 -28.02%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)
Average Annual Total Returns - Columbia Greater China Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	May 16, 1997	24.98%	8.34%	6.58%
Class A | returns after taxes on distributions	May 16, 1997	24.60%	7.70%	5.06%
Class A | returns after taxes on distributions and sale of Fund shares	May 16, 1997	15.19%	6.53%	4.96%
Class Adv	Mar. 19, 2013	32.92%	9.90%	7.39%
Class C	May 16, 1997	30.58%	8.80%	6.41%
Class Inst	May 16, 1997	32.94%	9.90%	7.48%
Class Inst2	Nov. 08, 2012	33.05%	10.02%	7.49%
Class Inst3	Mar. 01, 2017	33.10%	9.87%	7.33%
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		23.46%	7.49%	5.34%
Hang Seng Index (reflects no deductions for fees, expenses or taxes)		9.59%	3.52%	2.52%